Consolidated Balance Sheets - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Current assets:
Cash and cash equivalents	$ 108,745	$ 206,187
Accounts receivable, net	19,144,103	13,272,976
Prepayments, deposits and other receivables, net	3,321,253	1,200,827
Amount due from shareholders,	413,350
Total current assets	23,056,965	15,475,914
Non-current assets:
Property and equipment, net	67,083	85,370
Intangible assets, net	42,321	11,566
Operating lease right-of-use asset, net	120,918	368,687
Prepayments	6,035,922	2,188,400
Deferred initial public offering (“IPO”) costs	921,217	708,983
Deferred tax assets	484,704	290,967
Total non-current assets	7,672,165	3,653,973
TOTAL ASSETS	30,729,130	19,129,887
Current liabilities:
Short-term bank loans	1,996,775	1,661,981
Current portion of long-term bank loan	47,247
Short-term other borrowing	55,121
Loan from a shareholder		185,867
Accounts payable	11,782,429	4,795,154
Accrued expenses and other payables	2,863,896	2,624,910
Income tax payable	631,419	455,675
Contract liabilities	500,246	791,265
Operating lease liability – current	123,645	258,709
Warranty provision	1,311	26,459
Amount due to shareholders	628,076	68,954
Total current liabilities	18,650,093	10,878,250
Non-current liabilities:
Operating lease liability – non-current		113,394
Non-current portion of long-term bank loan	287,872	289,323
Long-term other borrowing	137,804
Total non-current liabilities	425,676	402,717
TOTAL LIABILITIES	19,075,769	11,280,967
Commitments and contingencies (Note 19)
SHAREHOLDERS’ EQUITY
Ordinary shares, par value $0.0001; 500,000,000 shares authorized, 50,000,000 shares issued and outstanding as of March 31, 2025 and 2024, respectively	5,000	5,000
Subscription receivables		(5,000)
Additional paid-in capital	4,374,056	3,688,178
Statutory reserve	297,656	159,109
Retained earnings	6,994,445	4,008,330
Accumulated other comprehensive loss	(75,549)	(6,547)
Equity attributable to the shareholders of the Company	11,595,608	7,849,070
Non-controlling interests	57,753	(150)
Total shareholders’ equity	11,653,361	7,848,920
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	30,729,130	19,129,887
Related parties
Current assets:
Amount due from related parties, net	69,514	795,924
Current liabilities:
Amount due to related parties	$ 19,928	$ 9,276